Financial and capital risk management (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of derivatives effects on statement of financial position

	December 31, 2025		December 31, 2024
	Assets	Liabilities	Assets	Liabilities
Foreign exchange and interest rate risk	588	133	52	601
Commodities price risk	29	13	16	23
Embedded derivatives	–	–	–	1
Total	617	146	68	625

Schedule of net exposure

	December 31, 2025	December 31, 2024
Foreign exchange and interest rate risk (i)	455	(549)
Commodities price risk	16	(7)
Embedded derivatives	–	(1)
Total	471	(557)

(i) Includes a positive (negative) balance of US$181 and US$(334) as of 31 December 2025 and 2024, respectively, related to transactions to mitigate foreign exchange and interest rate fluctuations on loans, borrowings and provisions related to Brumadinho and Samarco.

Schedule of effects of derivatives on income

	Gain (loss) recognized in the income statement
Year ended December 31,	2025	2024	2023
Foreign exchange and interest rate risk	1,605	(1,187)	900
Commodities price risk	10	(23)	–
Embedded derivatives	1	1	3
Total	1,616	(1,209)	903

Schedule of effects of derivatives on cash flows

	Financial settlement inflows (outflows)
Year ended December 31,	2025	2024	2023
Foreign exchange and interest rate risk	592	5	476
Commodities price risk	(13)	6	6
Derivatives designated as cash flow hedge accounting	–	–	85
Total	579	11	567

Schedule of foreign exchange and interest rates volatility

	Notional		Fair value		Fair value by year
Flow	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	2026	2027	2028+
Foreign Exchange and Interest Rate Derivatives	US$ 9,201	US$ 11,490	455	(549)	305	64	86

Schedule of sensitivity analysis financial instruments

Instrument's main risk events	Fair value	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
R$ depreciation	455	(934)	(2,324)
US$ interest rate inside Brazil decrease	455	286	90
Brazilian interest rate increase	455	101	(191)
TJLP interest rate decrease	455	453	451
IPCA index decrease	455	268	97
SOFR interest rate decrease	455	429	403

Schedule of protection program for product price

	Notional		Fair value		Fair value by year
Flow	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	2026	2027	2028+
Brent crude oil (bbl)
Options	22,224,999	24,050,625	(5)	11	(5)	–	–

Forward Freight Agreement (days)
Freight forwards	2,070	3,240	15	(11)	15	–	–

Fixed price Nickel sales protection (ton)
Nickel forwards	3,557	4,978	5	(7)	5	–	–

Fixed price Cobalt sales protection (tons)
Cobalt forwards	26	–	1	–	1	–	–

Schedule of derivative financial instruments

Instrument	Instrument's main risk events	Fair value	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
Brent crude oil (bbl)	Decrease in fuel oil price	(5)	(125)	(423)
Forward Freight Agreement (days)	Decrease in freight price	15	2	(11)
Hedge for fixed-price nickel sales (tons)	Decrease in nickel price	5	5	5
Hedge for fixed-price cobalt sales (tons)	Decrease in cobalt price	1	–	–

Schedule of embedded derivatives

	Notional		Fair value		Fair value by year
Flow	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	2026	2026	2027+
Embedded derivative (pellet price) in natural gas purchase (volume/month)
Call options	746,667	746,667	–	(1)	–	–	–

Schedule of sensitivity analysis of other derivatives financial instruments

Instrument	Instrument's main risk events	Fair value	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
Embedded derivative (pellet price) in natural gas purchase agreement (volume/month)
Embedded derivatives - Gas purchase	Pellet price increase	–	–	–

Schedule of effects of derivatives on other comprehensive income

	Gain (loss) recognized in the other comprehensive income
Year ended December 31,	2025	2024	2023
Net investments hedge	273	(500)	139
Cash flow hedge	–	–	(19)

Schedule of carrying amount of the financial assets that represent the exposure to credit risk

	Notes	December 31, 2025	December 31, 2024
Cash and cash equivalents	19(a)	7,372	4,953
Short-term investments	19(a)	194	53
Restricted cash	23	9	13
Judicial deposits		651	537
Derivative financial instruments		617	68
Investments in equity securities	23	63	54
Total		8,906	5,678

Schedule of ratings published by Moody's regarding the main financial institutions

	December 31, 2025		December 31, 2024
	Cash and cash equivalents and investment	Derivatives	Cash and cash equivalents and investment	Derivatives
Aa2	721	1	391	1
A1	2,918	169	1,874	28
A2	1	–	520	13
A3	1,339	61	709	2
Baa1	–	–	1	–
Baa2	2	–	4	–
Baa3	55	–	–	–
Ba1 (i)	1,658	198	719	18
Ba2 (i)	872	188	788	6
	7,566	617	5,006	68

(i) A substantial part of the balances is held with financial institutions in Brazil which are deemed investment grade in local currency.